VESSELS AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Vessels and equipment, net
The table below summarizes the vessels and equipment, net applicable to the Company:

(in thousands of $)	Vessels and equipment	Dry-docking	Total
Cost
At December 31, 2021	2,467,470	32,500	2,499,970
At December 31, 2022	2,467,470	32,500	2,499,970
Additions	—	20,714	20,714
Disposals	—	(10,000)	(10,000)
At December 31, 2023	2,467,470	43,214	2,510,684

Accumulated depreciation
At December 31, 2021	(143,923)	(13,882)	(157,805)
Charge	(65,724)	(6,495)	(72,219)
At December 31, 2022	(209,647)	(20,377)	(230,024)
Charge	(65,724)	(7,635)	(73,359)
Disposals	—	10,000	10,000
At December 31, 2023	(275,371)	(18,012)	(293,383)

Net book value
At December 31, 2021	2,323,547	18,618	2,342,165
At December 31, 2022	2,257,823	12,123	2,269,946
At December 31, 2023	2,192,099	25,202	2,217,301